Share-Based Payments - Long term Incentive Plan (Details)	12 Months Ended
	Jun. 30, 2019 GBP (£) shares	Jun. 30, 2018 GBP (£) shares	Jun. 30, 2017 GBP (£) shares	Jun. 30, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options forfeited during the year (in shares)	33,859	0	0
Number of share options exercised (in shares)	0	0	0
Number of share options granted (in shares)	594,028	0	0
Number of share options outstanding (in shares)	560,169	0	0	0
Weighted average exercise price of share options (in gbp per share) | £	£ 19.59	£ 0	£ 0
Weighted average remaining contractual life of outstanding share options	2	0	0
Share-based compensation | £	£ 12,022,000	£ 1,505,000	£ 854,000
Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options forfeited during the year (in shares)	76,400	35,500	167,250
Number of share options exercised (in shares)	72,601	0	0
Number of share options granted (in shares)	0	329,700	452,000
Number of share options outstanding (in shares)	1,128,699	1,277,700	983,500	698,750
Weighted average exercise price of share options (in gbp per share) | £	£ 0	£ 0	£ 0
Weighted average remaining contractual life of outstanding share options	6	7	8
Expiration Period Tranche One | Long term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years